STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Municipal Securities Fund

January 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .7%
Collateralized Municipal-Backed Securities - .7%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2, Cl. A	3.63	5/20/2033	1,045,671		1,207,917
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate, Revenue Bonds, Ser. M048	3.15	1/15/2036	1,245,000		1,376,808
Total Bonds and Notes (cost $2,401,757)			2,584,725

Long-Term Municipal Investments - 98.2%
Alabama - 4.4%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	2,500,000		3,040,300
Black Belt Energy Gas District, Revenue Bonds, Ser. B1, 1 Month LIBOR x .67 +.90%	2.09	12/1/2023	1,405,000	[a]	1,405,576
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2032	1,000,000		1,220,420
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	0/6.60	10/1/2042	7,835,000	[b]	7,740,745
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	1,000,000		1,137,290
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2035	2,000,000		2,369,380
				16,913,711
Arizona - 2.5%
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	1,500,000		1,726,185
La Paz County Industrial Development Authority, Revenue Bonds (Charter School Solutions) Ser. A	5.00	2/15/2046	2,000,000	[c]	2,230,860
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	1,175,000		1,428,471

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Arizona - 2.5% (continued)
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2038	2,750,000	[c]	3,255,752
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Obligated Group Projects) Ser. A	5.00	7/1/2046	1,000,000	[c]	1,081,490
				9,722,758
California - 4.7%
California, GO	5.00	10/1/2030	4,500,000		5,913,855
California, GO, Refunding	5.00	4/1/2033	2,710,000		3,562,783
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. B	5.00	11/15/2046	2,500,000		2,996,950
Sacramento North Natomas Community Facilities District No. 4, Special Tax Bonds, Refunding, Ser. E	5.00	9/1/2030	1,500,000		1,690,035
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (San Francisco International Airport) Ser. B	5.00	5/1/2041	1,500,000		1,788,480
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. E	5.00	5/1/2050	1,500,000		1,852,305
				17,804,408
Colorado - 5.5%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (Johnson & Wales University) Ser. A	5.00	4/1/2031	1,360,000		1,481,883
Colorado Health Facilities Authority, Revenue Bonds (Children's Hospital Colorado Project) Ser. A	5.00	12/1/2041	2,500,000		2,944,025
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities Obligated Group)	5.00	12/1/2043	2,000,000		2,362,800
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group)	5.00	11/19/2026	2,500,000		3,126,675
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	8/1/2049	1,250,000		1,390,163

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Colorado - 5.5% (continued)
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	4.00	1/1/2037	2,000,000	2,331,720
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	3,000,000	3,650,640
Denver City & County Airport System, Revenue Bonds, Ser. A	5.50	11/15/2027	3,065,000	3,542,496
				20,830,402
Connecticut - 1.7%
Connecticut, GO, Ser. A	5.00	10/15/2025	3,000,000	3,437,010
Connecticut Development Authority, Revenue Bonds (Aquarion Water Co. Project)	5.50	4/1/2021	3,000,000	3,131,910
				6,568,920
District of Columbia - 1.1%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000	1,844,580
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail & Capital Improvement Projects) Ser. B	4.00	10/1/2053	1,000,000	1,131,510
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	1,000,000	1,204,940
				4,181,030
Florida - 3.8%
Broward County Airport System, Revenue Bonds	5.00	10/1/2037	1,560,000	1,901,453
Escambia County, Revenue Bonds	5.00	10/1/2046	2,000,000	2,400,060
Miami Beach, Revenue Bonds, Refunding	5.00	9/1/2047	2,500,000	2,738,550
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2033	1,000,000	1,138,320
Miami-Dade County Seaport Department, Revenue Bonds, Ser. A	5.50	10/1/2042	2,500,000	2,867,950
Palm Bay, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	0.00	10/1/2020	425,000	[d] 422,025

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Florida - 3.8% (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	1,250,000		1,414,188
Pinellas County Health Facilities Authority, Revenue Bonds, Refunding (BayCare Health Obligated Group) (Insured; National Public Finance Guarantee Corp.) Ser. A2	2.35	11/15/2023	525,000	[e]	525,000
Port of Palm Beach District, Revenue Bonds, Refunding (Insured; XL Capital Assurance)	0.00	9/1/2023	1,000,000	[d]	909,040
				14,316,586
Georgia - 2.8%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Unis 3&4 Project)	5.00	1/1/2037	1,100,000		1,341,483
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One) Ser. A	5.00	1/1/2028	2,500,000		3,002,525
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	3,750,000		4,331,437
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. A	5.00	10/1/2043	1,700,000		1,926,219
				10,601,664
Illinois - 14.0%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2033	1,000,000		1,227,440
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000		1,857,615
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	1,000,000		1,159,860
Chicago II Wastewater Transmission, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	2,490,000		2,790,419
Chicago II Waterworks, Waterworks Second Lien Revenue Bonds	5.00	11/1/2025	1,925,000		2,240,007
Chicago Metropolitan Water Reclamation District, GO (Green Bond) Ser. A	5.00	12/1/2044	2,000,000		2,275,600
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien Revenue Bonds	5.75	1/1/2043	3,750,000		4,195,800

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Illinois - 14.0% (continued)
Chicago O'Hare International Airport, General Airport Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	2,100,000	2,433,879
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	1,500,000	1,810,215
Chicago Park District, GO, Refunding, Ser. C (Limited Tax)	5.00	1/1/2027	2,030,000	2,278,959
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2035	2,500,000	3,029,275
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2030	2,000,000	2,432,180
Illinois, Revenue Bonds, Refunding	5.00	6/15/2024	2,500,000	2,756,025
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network Obligated Group)	5.00	6/1/2027	2,000,000	2,252,940
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	1,000,000	1,148,040
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2033	3,000,000	3,503,760
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	2,500,000	2,821,350
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	1,500,000	1,764,435
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding	5.00	6/15/2050	1,000,000	1,202,520
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	12/15/2028	2,000,000	2,144,400
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2026	2,320,000	2,851,953
Regional Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	6.00	6/1/2025	1,000,000	1,202,970
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,350,000	2,695,027
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	1,000,000	1,149,840
				53,224,509
Indiana - 1.5%
Indiana Finance Authority, Revenue Bonds, Refunding	5.00	3/1/2039	1,400,000	1,465,142

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Indiana - 1.5% (continued)
Indiana Finance Authority, Revenue Bonds, Refunding (Community Health Network Obligated Group) Ser. A	5.00	5/1/2042	4,000,000	4,405,960
				5,871,102
Iowa - 1.2%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.25	12/1/2025	1,000,000	1,111,660
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.88	12/1/2027	1,520,000	[c] 1,583,262
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project) Ser. B	5.25	12/1/2037	1,765,000	1,948,225
				4,643,147
Kansas - .5%
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Obligated Group Project) Ser. B	4.00	11/15/2025	1,700,000	1,786,785
Kentucky - 3.3%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2045	2,000,000	2,371,320
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	3,250,000	3,574,090
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	6,000,000	6,701,760
				12,647,170
Louisiana - 2.6%
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project) Ser. A	5.00	7/1/2047	1,500,000	1,758,480
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	1,250,000	1,510,275
New Orleans Aviation Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2036	1,135,000	1,392,441
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2040	2,175,000	2,481,066

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Louisiana - 2.6% (continued)
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	1,037,320
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	5/15/2035	1,500,000	1,654,260
				9,833,842
Maine - .6%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Obligated Group)	7.50	7/1/2032	2,000,000	2,164,560
Massachusetts - 1.6%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2027	1,750,000	2,178,610
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,250,000	1,555,225
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000	1,202,900
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.25	7/1/2029	1,100,000	1,181,961
				6,118,696
Michigan - 4.9%
Great Lakes Water Authority Water Supply System, Revenue Bonds, Ser. B	5.00	7/1/2046	3,000,000	3,539,280
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	1,000,000	1,187,830
Lansing Board of Water & Light, Revenue Bonds, Ser. A	5.50	7/1/2021	1,500,000	[f] 1,596,990
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2031	2,500,000	2,900,775
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2037	2,000,000	2,282,820
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project) Ser. P3	5.00	6/30/2033	3,900,000	4,899,375
Michigan Strategic Fund, Revenue Bonds, Refunding (Genesee Power Station Project)	7.50	1/1/2021	1,200,000	1,199,880

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Michigan - 4.9% (continued)
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2045	1,000,000	1,180,420
				18,787,370
Missouri - .6%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2029	2,000,000	2,382,420
Nebraska - .6%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2037	2,000,000	2,381,180
Nevada - .5%
Clark County, GO	5.00	11/1/2038	520,000	588,078
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	1,070,000	1,298,220
				1,886,298
New Jersey - 5.7%
Essex County Improvement Authority, Revenue Bonds	5.25	7/1/2045	2,500,000	[c] 2,538,175
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. NN	5.00	3/1/2028	1,000,000	1,102,880
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2029	1,000,000	1,166,790
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2031	2,100,000	2,435,118
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,000,000	1,175,550
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) Ser. A	5.00	7/1/2041	1,000,000	1,172,280
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group)	5.00	7/1/2037	1,600,000	1,946,208
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	2,000,000	2,372,600
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	2,000,000	2,331,100
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,000,000	2,409,100

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
New Jersey - 5.7% (continued)
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	2,500,000		2,968,275
				21,618,076
New York - 4.3%
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S2	0.00	6/1/2050	4,400,000	[d]	711,348
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,500,000	[c]	2,782,275
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	1,000,000		1,410,610
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2035	3,000,000		3,554,430
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	2/15/2023	3,100,000	[f]	3,493,049
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000		2,838,975
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	5.00	8/1/2026	700,000		734,986
TSASC, Revenue Bonds, Refunding (TSASC) Ser. B	5.00	6/1/2048	815,000		837,070
				16,362,743
North Carolina - .3%
North Carolina Medical Care Commission, Revenue Bonds, Ser. A	5.00	1/1/2038	1,000,000		1,186,850
Ohio - 2.0%
Allen County Hospital Facilities, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2042	4,500,000		4,812,930
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	1,000,000		1,172,790
Ohio, Revenue Bonds, Refunding (Lease Appropriations-Adult Correctional Building Fund Projects) Ser. A	5.00	10/1/2037	1,430,000		1,775,216
				7,760,936

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Pennsylvania - 9.0%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	1,250,000		1,459,563
Allentown City School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2030	1,000,000		1,281,400
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2030	2,000,000		2,512,060
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. C, 1 Month MUNIPSA +.53%	1.47	9/1/2023	3,000,000	[a]	3,014,460
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,750,000		1,825,548
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	3,500,000		4,126,290
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	5.00	12/1/2022	2,000,000	[f]	2,229,380
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A1	5.00	12/1/2036	3,250,000		3,901,137
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2042	700,000		762,300
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	4,000,000		4,947,080
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2022	3,045,000	[f]	3,389,724
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	3,000,000		3,697,050
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000		1,227,210
				34,373,202
South Carolina - 1.5%
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. B	5.13	12/1/2043	5,000,000		5,594,750
Tennessee - .5%
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	1,750,000		1,983,380

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Texas - 10.5%
Austin Water & Wastewater System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2043	3,305,000		3,686,827
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2031	3,825,000		4,419,252
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. D	5.75	8/15/2033	4,500,000		5,218,245
Dallas Love Field, Revenue Bonds	5.00	11/1/2034	3,500,000		4,125,240
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	1,500,000		1,855,875
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Project)	5.00	11/1/2022	2,000,000		2,205,360
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2039	3,000,000		3,329,130
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,000,000		1,129,750
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	2,475,000		2,998,067
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	1,000,000	[c]	1,083,130
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2048	1,000,000		1,202,480
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	4,000,000		4,750,560
San Antonio Electric & Gas Systems, Revenue Bonds	5.00	2/1/2043	3,500,000		3,900,540
				39,904,456
U.S. Related - .4%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. L	5.25	7/1/2041	1,400,000		1,612,646
Utah - 1.0%
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2034	3,000,000		3,662,160
Virginia - 1.0%
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	1,700,000		1,811,503

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Virginia - 1.0% (continued)
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000	1,844,388
				3,655,891
Washington - 1.6%
Port of Seattle, Revenue Bonds	5.00	4/1/2029	2,380,000	3,068,486
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2058	2,450,000	2,945,856
				6,014,342
West Virginia - 1.4%
West Virginia University, Revenue Bonds (West Virginia University Projects) Ser. B	5.00	10/1/2036	5,000,000	5,304,300
Wisconsin - .6%
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center) Ser. A	5.00	6/1/2040	2,000,000	2,341,500
Total Long-Term Municipal Investments (cost $345,527,128)			374,041,790

Short-Term Municipal Investments - .5%
New York - .5%
New York City Water & Sewer System, Revenue Bonds, Refunding (SPA; Mizuho Bank, Ltd.) Ser. F1 (cost $2,000,000)	1.15	2/3/2020	2,000,000	[g] 2,000,000
Total Investments (cost $349,928,885)			99.4%	378,626,515
Cash and Receivables (Net)			0.6%	2,327,565
Net Assets			100.0%	380,954,080

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Variable rate security—rate shown is the interest rate in effect at period end.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities were valued at $14,554,944 or 3.82% of net assets.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

f These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

g The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Opportunistic Municipal Securities Fund

January 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	2,584,725	-	2,584,725
Municipal Securities	-	376,041,790	-	376,041,790

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.

NOTES

Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2020, accumulated net unrealized appreciation on investments was $28,697,630, consisting of $28,713,018 gross unrealized appreciation and $15,388 gross unrealized depreciation.

At January 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.